Stockholders' Equity - Additional Information (Detail) - $ / shares			1 Months Ended		2 Months Ended
	Jun. 25, 2020	Apr. 17, 2020	May 01, 2020		Jun. 30, 2020	Apr. 16, 2020
Preferred stock, authorized			1,000,000		1,000,000
Preferred stock, par value			$ 0.0001		$ 0.0001
Preferred stock, shares issued			0		0
Preferred stock, outstanding			0		0
Stock split, description					The Class B common stock will automatically convert into Class A common stock at the time of the initial Business Combination, or earlier at the option of the holders, on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as described herein.
Public warrants expiration term			5 years		5 years
Warrant exercise price			$ 11.50		$ 11.50
Percentage of proceeds from share issuances			60.00%		60.00%
Exercise price adjustment percentage			115.00%		115.00%
Redemption trigger price adjustment percentage			180.00%		180.00%
Minimum share price required for redemption of warrants			$ 18.00		$ 18.00
Maximum
Business acquisition, share price			$ 9.20		$ 9.20
Sponsor | Maximum
Number of trading days			30 days		30 days
Sponsor | Minimum
Number of trading days			20 days		20 days
Private Placement Warrants
Number of trading days			20 days		20 days
Warrant exercise price					$ 1.00
Warrants redemption price per share			$ 0.01		$ 0.01
Number of trading days ending on third business day			30 days		30 days
Class A Common Stock
Common stock, par value			$ 0.0001		$ 0.0001
Common stock, authorized			100,000,000		100,000,000
Common stock, shares, issued					23,000,000
Common stock, shares, outstanding					23,000,000
Temporary equity, shares subject to possible redemption					21,843,927
Common stock, outstanding			0		1,156,073	0
Common stock, issued			0		1,156,073
Class A Common Stock | Private Placement Warrants
Minimum share price required for redemption of warrants			$ 18.00		$ 18.00
Class A Common Stock | Public Warrants
Minimum share price required for redemption of warrants			10.00		10.00
Warrants redemption price per share			0.10		0.10
Class B Common Stock
Common stock, par value			$ 0.0001		$ 0.0001
Common stock, authorized			10,000,000		10,000,000
Common stock, outstanding			5,750,000		5,750,000	0
Common stock, issued			5,750,000		5,750,000
Class B Common Stock | Sponsor
Common stock, outstanding	5,750,000	5,750,000
Issuance of common stock to Sponsor, shares	5,750,000	5,031,250	5,750,000	[1],[2]	5,750,000
Threshold percentage of founder shares to total shares outstanding		20.00%	20.00%
Class B Common Stock | Over-Allotment Units | Sponsor
Underwriter options exercised					750,000
Class B Common Stock | Over-Allotment Units | Sponsor | Maximum
Over-allotment option is not exercised in full or in part	750,000	750,000

[1]	On June 25, 2020, the Company effected a stock dividend with respect to the Class B common stock, resulting in the sponsor holding an aggregate of 5,750,000 founder shares . All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number includes up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.